PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
6. PROPERTY AND EQUIPMENT

The Company owns a building and property located at 28411 Race Track Road, Bonita Springs, Florida 34135 and with respect thereto has entered into each of a Loan Agreement, Mortgage, Security Agreement and Note with Fifth Third Bank, each with an effective date of February 26, 2013.  The property consists of approximately 1.1 acres of land and approximately 10,000 square feet of combined office and warehouse space, and was purchased as part of a bank short sale.  The Company moved its operations to these premises on July 15, 2013. The purchase price of the property was $792,758 and was financed in part by a five year mortgage in the amount of $546,000 carrying an annual interest rate of 3% above LIBOR Rate, as such term is defined in the Note.

A summary of property and equipment at March 31, 2015 and December 31, 2014, was as follows:

	March 31, 2015	December 31, 2014
Land	$177,383	$177,383
Building	619,955	619,955
Computer and Office Equipment	506,076	502,277
Warehouse Equipment	7,733	7,733
Furniture, Fixtures, and Leasehold Improvements	373,360	373,360
Kitchen Equipment	444,582	429,850
Vehicles	503,309	503,309
Total before accumulated depreciation	2,632,398	2,613,867
Less: accumulated depreciation	(776,779)	(691,823)
Total	$1,855,619	$1,922,044

Depreciation and amortization expense for property and equipment amounted to $84,956 and $21,604 for the three months ended March 31, 2015 and 2014, respectively.

5. PROPERTY AND EQUIPMENT

Acquisition of Building

During the year ended December 31, 2013, the Company purchased a building and property located at 28411 Race Track Road, Bonita Springs, Florida 34135 and with respect thereto entered into each of a Loan Agreement, Mortgage, Security Agreement and Note with Fifth Third Bank, each with an effective date of February 26, 2013.  The property consists of approximately 1.1 acres of land and close to 10,000 square feet of combined office and warehouse space and was purchased as part of a bank short sale.  The Company moved its operations to these premises on July 15, 2013. The purchase price of the property was $792,758 and was financed in part by a five year mortgage in the amount of $546,000 carrying an annual interest rate of 3% above LIBOR Rate, as such term is defined in the Note.

A summary of property and equipment at December 31, 2014 and 2013 is as follows:

	December 31, 2014	December 31, 2013
Land	$177,383	$177,383
Building	619,955	619,955
Computer and Office Equipment	502,277	462,508
Warehouse Equipment	7,733	7,733
Furniture and Fixtures	373,360	162,128
Kitchen equipment	429,850	-
Vehicles	503,309	33,239
Total before accumulated depreciation	2,613,867	1,462,946
Less: accumulated depreciation	(691,823)	(508,878)
Total	$1,922,044	$954,068

Depreciation and amortization expense for property and equipment amounted to $184,072 and $79,002 for the years ended December 31, 2014 and 2013, respectively.